Digital Assets, Digital Assets Loaned, and Digital Assets Staked (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($)	Dec. 31, 2025 USD ($)	Jun. 30, 2026 CAD ($)	Dec. 31, 2025 CAD ($)
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Fair value of digital assets	$ 6,100,598		$ 365,799,777	$ 515,586,931
Fair value of loan payable (in Dollars)	$ 6,100,598	$ 6,100,598
Credit loss percentage	75.00%		75.00%
Credit loss (in Dollars)	$ 2,972,578
Number of coins on loan	67.9793
Debt expense (in Dollars)	$ 69,146
Digital assets loaned [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Credit loss percentage	1.00%		1.00%
Counterparty E [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Fair value of digital assets		$ 1,492,892
Number of coins on loan	67.9793	67.9793
Bottom of range [member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Borrowers annual rates percentage	1.98%	1.24%	1.98%	1.24%
Bottom of range [member] | Digital assets loaned [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Borrowers annual rates percentage	0.50%	1.98%	0.50%	1.98%
Top of range [member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Borrowers annual rates percentage	8.81%	14.93%	8.81%	14.93%
Top of range [member] | Digital assets loaned [Member]
Digital Assets, Digital Assets Loaned, and Digital Assets Staked [Line items]
Borrowers annual rates percentage	12.00%	12.00%	12.00%	12.00%